Net Revenue (Tables)	3 Months Ended
Mar. 31, 2025
Revenue from Contracts with Customers [Abstract]
Schedule of Disaggregation of Revenue
The following table presents the Company’s revenue disaggregated based on revenue source, timing of revenue recognition and end markets that we serve, for the three month periods ended March 31, 2025 and 2024. The Company believes these categories best depict the nature and timing of revenue:

	Three Months Ended March 31
	2025	2024
Type of goods and services:
Wafer revenue	$1,397	$1,375
Non wafer revenue	188	174
Total	$1,585	$1,549

Timing of revenue recognition:
Revenue recognized over time	$138	$131
Revenue recognized at a point in time	1,447	1,418
Total	$1,585	$1,549

End Markets:
Smart Mobile Devices	$586	$680
Communications Infrastructure & Datacenter	174	120
Home and Industrial IoT	328	309
Automotive	309	266
Non wafer revenue and other	188	174
Total	$1,585	$1,549